Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Leases [Line Items]
Right of use assets	$ 656	$ 551
Net investment in sublease of right of use asset	53	58		$ 62
Lease liabilities	728	612		520
Rental expense recorded for short-term leases	$ 11	13
Information about exposure arising from leases not yet commenced to which lessee is committed	Leases not yet commenced as of March 31, 2021 to which Group is committed is $25 million for a lease term ranging from 5 years to 10 years.
Leases Not Yet Commenced	$ 25
Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	5 years
Top of Range
Disclosure Of Leases [Line Items]
Lease term	10 years
IFRS 16 Leases
Disclosure Of Leases [Line Items]
Right of use assets	$ 656	$ 551	$ 420	$ 420
Net investment in sublease of right of use asset			62
Lease liabilities			520
IFRS16 Modified Retrospective
Disclosure Of Leases [Line Items]
Adjustment of cumulative effect on retained earnings, net of tax			$ 6